Other operating income - Narrative (Details) $ in Thousands	1 Months Ended						3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		34 Months Ended
	Feb. 29, 2020 USD ($) segment option_segment	Jan. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Sep. 30, 2017 USD ($) option_segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Income recognized in respect of BARDA							$ 1,160	$ 4,356	$ 6,109	$ 10,023	$ 16,570	$ 17,375	$ 2,307
Grant
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant income							$ 83	$ 232	$ 190	$ 548	$ 829	$ 1,575	$ 17
CARB-X
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant funding arrangement, maximum percentage of income recognized											70.00%
Grant funding arrangement, maximum funding value					$ 4,500
Grant funding arrangement, committed funding base					$ 2,000
Grant funding arrangement, committed funding increase	$ 1,200
Grant funding arrangement, maximum funding value remaining	$ 2,500
Grant funding arrangement, number of option segments | option_segment	2
CARB-X | Subsequent event
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant funding arrangement, committed funding increase	$ 1,200
Grant funding arrangement, maximum funding value remaining	$ 2,500
Grant funding arrangement, number of option segments | segment	2
BARDA
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development arrangement, committed funding base						$ 32,000
Research and development arrangement, number of option segments | option_segment						3
Research and development arrangement, maximum funding value		$ 72,500	$ 63,700			$ 62,000
Research and development arrangement, committed funding increase		8,800	9,600	$ 12,000
Research and development arrangement, total committed funding		62,400	$ 53,600
Research and development arrangement, funding received														$ 46,600
Income recognized in respect of BARDA														$ 42,400
BARDA | Subsequent event
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development arrangement, maximum funding value		72,500
Research and development arrangement, committed funding increase		8,800
Research and development arrangement, total committed funding		$ 62,400